Investments Accounted for Using the Equity Method - Balance Sheet Considered for Liquidation Process (Detail) - CLP ($)		12 Months Ended
	Sep. 07, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2017	Dec. 20, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Impairment loss		$ 742,389,000	$ 779,825,000
CURRENT ASSETS
Cash and cash equivalents		235,684,500,000	245,171,924,000		$ 419,456,026,000		$ 245,999,192,000
Current accounts receivable from related parties		68,182,133,000	54,171,060,000
TOTAL CURRENT ASSETS		1,018,212,660,000	996,947,772,000
NON-CURRENT ASSETS
Property, plant and equipment		5,360,319,624,000	5,308,647,633,000		3,585,687,137,000
TOTAL NON-CURRENT ASSETS		6,839,775,504,000	6,491,072,392,000
TOTAL ASSETS		7,857,988,164,000	7,488,020,164,000
CURRENT LIABILITIES
Other current provisions		4,065,965,000	5,588,786,000
TOTAL CURRENT LIABILITIES		1,041,299,852,000	1,217,464,152,000
EQUITY
Issued capital		3,882,103,470,000	3,954,491,479,000			$ 1,891,727,278,668
Retained earnings		2,008,103,651,000	1,914,797,613,000
TOTAL EQUITY		3,747,283,652,000	3,674,163,781,000		3,786,961,657,000		$ 3,462,993,642,000
TOTAL LIABILITIES AND EQUITY		7,857,988,164,000	7,488,020,164,000
Enel Generación Chile S.A. [Member]
CURRENT ASSETS
TOTAL CURRENT ASSETS		583,721,624,000	548,220,314,000		590,543,532,000
NON-CURRENT ASSETS
TOTAL NON-CURRENT ASSETS		2,934,658,635,000	2,725,004,288,000		2,602,962,586,000
TOTAL ASSETS		3,518,380,259,000	3,273,224,602,000		3,193,506,118,000
CURRENT LIABILITIES
TOTAL CURRENT LIABILITIES		449,869,095,000	569,928,285,000		489,875,667,000
EQUITY
TOTAL EQUITY		1,986,798,959,000	1,765,156,347,000		1,812,547,296,000
TOTAL LIABILITIES AND EQUITY		$ 3,518,380,259,000	$ 3,273,224,603,000		$ 3,193,506,118,000
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Impairment loss				$ 69,066,857,000
CURRENT ASSETS
Cash and cash equivalents	$ 72,339,000
Current accounts receivable from related parties	56,021,000
TOTAL CURRENT ASSETS	128,360,000
NON-CURRENT ASSETS
Property, plant and equipment	11,603,281,000
TOTAL NON-CURRENT ASSETS	11,603,281,000
TOTAL ASSETS	11,731,641,000
CURRENT LIABILITIES
Other current provisions	83,403,000
TOTAL CURRENT LIABILITIES	83,403,000
EQUITY
Issued capital	188,855,665,000
Retained earnings	(177,207,427,000)
TOTAL EQUITY	11,648,238,000
TOTAL LIABILITIES AND EQUITY	$ 11,731,641,000
Centrales Hidroelectricas de Aysen S.A. [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of distribution of assets	51.00%
CURRENT ASSETS
Cash and cash equivalents	$ 36,892,000
Current accounts receivable from related parties	28,571,000
TOTAL CURRENT ASSETS	65,463,000
NON-CURRENT ASSETS
Property, plant and equipment	5,917,673,000
TOTAL NON-CURRENT ASSETS	5,917,673,000
TOTAL ASSETS	5,983,136,000
CURRENT LIABILITIES
Other current provisions	42,535,000
TOTAL CURRENT LIABILITIES	42,535,000
EQUITY
Issued capital	96,316,389,000
Retained earnings	(90,375,788,000)
TOTAL EQUITY	5,940,601,000
TOTAL LIABILITIES AND EQUITY	$ 5,983,136,000
Centrales Hidroelectricas de Aysen S.A. [Member] | Colbún S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of distribution of assets	49.00%